LOANS AND FINANCING	12 Months Ended
Dec. 31, 2019
LOANS AND FINANCING
LOANS AND FINANCING

NOTE 15 — LOANS AND FINANCING

Loans and financing are as follows:

	Annual charges (*)	2019	2018
Working capital	4.91%	107,312	2,424,246
Financing of property, plant and equipment and others	8.89%	843,099	1,205,281
Ten/Thirty Year Bonds	5.56%	12,188,412	9,738,314
Total Loans and Financing		13,138,823	13,367,841
Current		1,544,211	1,822,183
Non-current		11,594,612	11,545,658

Principal amount of loans and Financing		12,958,565	13,178,457
Interest accrued of loans and Financing		180,258	189,384
Total of Debts		13,138,823	13,367,841

(*)Weighted average effective interest costs on December 31, 2019, which in a consolidated basis represent total of 5.73%.

Loans and financing denominated in Brazilian reais are indexed to fixed rates or CDI (Interbank Deposit Certificate).

Summary of loans and financing by currency:

	2019	2018
Brazilian Real (BRL)	111,492	2,361,610
U.S. Dollar (USD)	12,960,521	10,924,355
Other currencies	66,810	81,876
	13,138,823	13,367,841

The amortization schedules of long-term loans and financing are as follows:

	2019	2018
2020	—	2,253,958
2021	1,221,361	1,199,045
2022	105,137	121,490
2023	1,243,774	1,209,109
2024	1,531,163	2,426,456
2025 and after	7,493,177	4,335,600
	11,594,612	11,545,658

a) Main funding in 2019

Throughout 2019, the subsidiaries Gerdau Aços Longos and Gerdau Açominas obtained working capital loans. As of December 31, 2019, the outstanding balance related to these loans was US$ 70 million (equivalent to R$ 282 million as of December 31, 2019) with short-term maturities.

In November 2019, the subsidiary GUSAP III LP concluded the issuance of Bonds in the total amount of US$ 500 million (equivalent to R$ 2,015 million on December 31, 2019). The companies Gerdau S.A., Gerdau Açominas S.A. and Gerdau Aços Longos S.A. provide guarantee for this transaction, which matures in January 2030.

b) Monitoring Index

Only operations with BNDES contemplate monitoring of the Company's indebtedness indexes (covenants) established in the agreement. In a possible breakdown of the indicator in the annual measurement, the Company would enter into a remediation period and a subsequent renegotiation of guarantees, and it is not an event of a default.

c) Credit Lines

In October 2019, the Company completed the renewal of the Global Credit Line in the total amount of US$ 800 million (equivalent to R$ 3,224 million as of December 31, 2019). The transaction aims to provide liquidity to subsidiaries in North America and Latin America, including Brazil. The companies Gerdau S.A., Gerdau Açominas S.A. and Gerdau Aços Longos S.A. provide guarantee for this transaction, which matures in October 2024. As of December 31, 2019, the outstanding balance of this credit facility was US$ 60 million (R$ 241.8 million as of December 31, 2019).